SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [line items]
Other revenue from tenants	$ 242	$ 245	$ 477	$ 507
Investment and other revenue	180	86	286	216
Revenue	1,660	1,437	3,110	3,337
Operating segments
Disclosure of operating segments [line items]
Lease revenue	1,042	1,056	2,091	2,198
Other revenue from tenants	242	245	478	507
Hospitality revenue	196	50	255	416
Investment and other revenue	180	86	286	216
Revenue	1,660	1,437	3,110	3,337
Core Office
Disclosure of operating segments [line items]
Lease revenue	356	347	733	715
Other revenue from tenants	118	105	226	221
Hospitality revenue	2	(2)	3	5
Investment and other revenue	63	44	107	83
Revenue	539	494	1,069	1,024
Core Retail
Disclosure of operating segments [line items]
Lease revenue	271	273	538	569
Other revenue from tenants	67	73	132	148
Hospitality revenue	0	0	0	0
Investment and other revenue	34	24	66	97
Revenue	372	370	736	814
Opportunistic
Disclosure of operating segments [line items]
Lease revenue	415	436	820	914
Other revenue from tenants	57	67	120	138
Hospitality revenue	194	52	252	411
Investment and other revenue	81	16	110	32
Revenue	747	571	1,302	1,495
Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	0	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	2	2	3	4
Revenue	$ 2	$ 2	$ 3	$ 4